Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Geographic area details
Revenues	$ 37,990	$ 31,589	$ 31,795
Long-lived assets at December 31	4,922	4,356
Collective bargaining agreements, percent and expiration	At December 31, 2011, approximately 58 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately one-third of these agreements will expire in 2012.
Outside Switzerland
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	98.00%	98.00%	98.00%
Germany
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	8.00%	7.00%	8.00%
United States
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	14.00%	10.00%	10.00%
China
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	13.00%	14.00%	13.00%
Sweden
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	13.00%	12.00%
Switzerland
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	19.00%	21.00%
Europe
Geographic area details
Revenues	14,657	12,378	13,093
Long-lived assets at December 31	3,067	2,995
The Americas
Geographic area details
Revenues	9,043	6,213	6,049
Long-lived assets at December 31	829	345
Asia
Geographic area details
Revenues	10,136	8,872	8,684
Long-lived assets at December 31	862	849
Middle East and Africa
Geographic area details
Revenues	4,154	4,126	3,969
Long-lived assets at December 31	$ 164	$ 167